SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Schedule of useful lives of plant and equipment

Estimated useful lives
Computer and equipment	5 years
Furniture and fixtures	5 years

Schedule of disaggregated revenue

	Years ended December 31,
	2025	2024

White label solutions	$1,884	$704,443
Matchroom Mini-app solutions	7,958	10,845

	$9,842	$715,288

Schedule of anti-dilutive equity and debt securities

	As of December 31,
	2025	2024
	(Shares)	(Shares)

Convertible shares	5,898,256	5,898,256